Income taxes - Provision (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current Federal Tax Expense (Benefit)					$ (7)	$ (38)
Current State and Local Tax Expense (Benefit)					138	123
Current Foreign Tax Expense (Benefit)					1,013	328
Deferred Federal Income Tax Expense (Benefit)					(8,990)	(10,625)
Deferred State and Local Income Tax Expense (Benefit)					(1,638)	(1,947)
Deferred Foreign Income Tax Expense (Benefit)					(627)	22
Income Tax Expense (Benefit), Total	$ (1,857)	$ (1,404)	$ (5,105)	$ (6,581)	$ (10,111)	$ (12,137)